Segment Information - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2		2
Depreciation and amortization	$ 846	$ 671	$ 3,053	$ 2,934
Number of operating segments | Segment			2
Satellite Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization			$ 2,700	$ 2,900
Depreciation, Depletion and Amortization, Nonproduction	641	$ 671
Earth Observation Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization			$ 368
Depreciation, Depletion and Amortization, Nonproduction	$ 184